Equity-Accounted Investees - Summary of Interest (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments accounted for using equity method [abstract]
Interest in joint venture	$ 385,534	$ 413,124